Investments in associates and joint arrangements (Details) € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 EUR (€)	Apr. 01, 2018 EUR (€)
Investment in associates and joint arrangements
Investment in joint ventures		€ 2,097	€ 2,689		€ 3,399
Investment in associates		441			553
Total investments in associates and joint arrangements		2,538			3,952	€ 2,765
(Loss)/profit from continuing operations	€ (1,124)	(246)	(135)
Other comprehensive income	3	1	2
Total comprehensive (expense)/income	(1,121)	(245)	(133)
Vodafone Idea Limited
Investment in associates and joint arrangements
Fair value of investments based on quoted share price				₨ 123	1,580
Investment in joint ventures					1,392
Total investments in associates and joint arrangements					734
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(903)
(Loss)/profit from continuing operations	(903)
Other comprehensive income	(1)
Total comprehensive (expense)/income	(904)
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures		2,119	2,736		1,842
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(239)	(398)	(160)
(Loss)/profit from continuing operations	(239)	(398)	(160)
Other comprehensive income	4	1	2
Total comprehensive (expense)/income	(235)	(397)	(158)
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures		893	1,032		601
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	75	135	98
(Loss)/profit from continuing operations	55	135	98
Total comprehensive (expense)/income	55	135	98
Vodafone Hutchison Australia Pty Limited
Investment in associates and joint arrangements
Divestment in joint ventures		(979)	(1,156)		(484)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(38)	32	(59)
(Loss)/profit from continuing operations	(23)	32	(59)
Total comprehensive (expense)/income	(23)	32	(59)
Other
Investment in associates and joint arrangements
Investment in joint ventures		64	77		€ 48
(Loss)/profit from continuing operations	(14)	(15)	(14)
Total comprehensive (expense)/income	€ (14)	€ (15)	€ (14)
Cornerstone Telecommunications Infrastructure Limited
Investment in associates and joint arrangements
Percentage of stake owned	50.00%